Note 1 - Nature of the Business and Basis of Preparation	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business and basis of preparation

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On
May 21, 2019,
the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company’s ordinary shares in an at-the-market (“ATM”) offering program up to an aggregate offering proceeds of
$30,000
on mutually agreed terms. In
July 2019,
ATM offering was suspended and the Company has issued a total of
620,753
ordinary shares from the ATM offering, and received an aggregate gross proceeds of
$13,023.

On
June 14, 2019
and
July 3, 2019,
certain investors led by Shenzhen Efung
9th
Venture Investment Center (Limited Partnership) (“Efung Capital”) entered into investment agreements with Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”), to invest
$14,537
(
RMB100,000
) for a total of
4.76%
equity interest of Wanchunbulin. To date, the Company has received
$10,083
(
RMB70,000
) from this equity financing.

On
June 25, 2019,
SEED Therapeutics Inc. (“SEED”) was incorporated in the British Virgin Islands (“BVI”) as a wholly owned subsidiary of the Company.
As at
September 30, 2019,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring	Delaware,
Pharmaceuticals Inc.	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology	The People’s Republic of China
(Shenzhen) Ltd.	(“PRC”)	April 23, 2015	100%	Holding company

Wanchunbulin	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Clinical trial activities

SEED	BVI	June 25, 2019	100%	Holding company

The accompanying unaudited interim condensed consolidated balance sheet as of
September 30, 2019,
the unaudited interim condensed consolidated statements of comprehensive loss for the three
and
nine
months ended
September 30, 2018
and
2019,
the cash flows for the
nine
months ended
September 30, 2018
and
2019,
and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. General Accepted Accounting Principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended
December 31, 2018.
Accordingly, these unaudited interim condensed consolidated financial statements do not
include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the three
and
nine
months ended
September 30, 2019
are
not
necessarily indicative of results to be expected for any other interim period or for the full year of
2019.
The consolidated balance sheet as of
December 31, 2018
was derived from the audited consolidated financial statements at that date but does not
include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended
December 31, 2018.